Disposition of renewable energy business - Schedule of Cash Flows (Details) - Renewable Energy - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating activities	$ 0.0	$ 78.3	$ 0.0	$ 76.8
Investing activities	$ 0.0	$ (88.3)	$ 0.0	$ (110.1)